Exploration Contracts	12 Months Ended
Dec. 31, 2021
Exploration Contracts.
Exploration Contracts
11.	Exploration Contracts

Significant Exploration Agreements

NORI Exploration Contract:

The Company’s wholly-owned subsidiary, NORI, was granted the NORI Exploration Contract on July 22, 2011 under the sponsorship of Nauru. The contract application fee of $0.3 million, provides NORI with exclusive rights to explore for polymetallic nodules in the NORI Area for an initial term of 15 years (renewable for successive five-year periods) subject to complying with the exploration contract terms (Note 19) and provides NORI with the priority right to apply for an exploitation contract to collect polymetallic nodules in the same area.

NORI has a right to renounce, without penalty, in whole or part of its rights in the NORI Area at any time and therefore does not have a fixed commitment with relation to the NORI Exploration Contract (Note 19).

Marawa Agreements:

Marawa executed the Marawa Exploration Contract with the ISA on January 19, 2015. The Marawa Exploration Contract provides Marawa with exclusive rights to explore for polymetallic nodules in the Marawa Area for an initial term of 15 years (subject to renewal for successive five-year periods) subject to complying with the exploration contract terms and the priority right to apply for an exploitation contract to collect polymetallic nodules in the same area.

On March 17, 2012, the Company’s wholly-owned subsidiary, DeepGreen Engineering Pte. Ltd. (“DGE”), entered into an Option Agreement (“Marawa Option Agreement”) with Marawa and Kiribati. Under the amended Marawa Option Agreement dated October 1, 2013, DGE paid an option fee of $0.3 million to acquire the right to purchase tenements, as may be granted to Marawa by the ISA or any other regulatory body, for the greater of $0.3 million or the value of any amounts owing to DGE by Marawa. The exercise period for the option is a maximum of 40 years after the date of the execution of the amended Marawa Option Agreement.

On October 1, 2013, DGE also entered into a services agreement (“Marawa Services Agreement”) with Marawa and Kiribati, which grants DGE the exclusive right to carry out all exploration and collection in the Marawa Area. Under the Marawa Services Agreement, DGE will pay to the ISA, on behalf of Marawa, the following: $47 thousand annual exploration fees, ISA royalties and taxes, and the ISA exploitation application fee of $0.3 million. In addition, DGE will ensure that the activities carried out in the Marawa Area by DGE and any other service contractor complies with the ISA regulations and any other required regulations.

The Marawa Services Agreement grants DGE the right to recover any and all polymetallic nodules from the Marawa Area by paying Kiribati a royalty per wet tonne of polymetallic nodules collected (adjusted for inflation from October 1, 2013 onwards).

DGE has the right to terminate the Marawa Services Agreement at its sole discretion by giving written notice to Marawa and Kiribati, and such termination shall take effect two months following the date of the termination notice, provided that DGE shall pay to the ISA on behalf of Marawa the fees or payments legally owed to the ISA by Marawa (including the annual ISA exploration fee and ISA royalties and taxes) that are outstanding at the date of termination or that are incurred within 12 months after the date of such termination. There are no other longer-term commitments with respect to the Marawa Option Agreement and the Marawa Services Agreement.

As at December 31, 2021, Marawa had no amounts owing to DGE under the Marawa Services Agreement and no purchase tenements had been granted to Marawa.

TOML Exploration Contract:

TOML was granted the TOML Exploration Contract on January 11, 2012 under the sponsorship of Tonga. The TOML Exploration Contract provides TOML with exclusive rights to explore for polymetallic nodules in the TOML Area for an initial term of 15 years (renewable for successive five-year periods) subject to complying with the exploration contract terms and a priority right to apply for an exploitation contract to collect polymetallic nodules in the same area.

Strategic Partnerships

Marine Vessel Services:

Effective March 15, 2017, the Company entered into a strategic partnership with Maersk to undertake the exploration, environmental baseline and offshore testing required to support development of pre-feasibility studies for economic production of polymetallic nodules from the CCZ (the “Participation Agreement”). Under the Participation Agreement, Maersk provided marine vessel services and project management services, which enabled TMC to undertake the various offshore campaigns to support required pre-feasibility studies. During these offshore campaigns, TMC undertook baseline studies required to complete an Environmental and Social Impact Assessment (“ESIA”), collected nodules for metallurgical test work and collected samples and survey data for resource evaluation. Prior to February 5, 2021, the costs related to the marine vessel use were settled through the issuance of DeepGreen common shares, the number of which was based on a contractual price of $1.08 per common share. Project management services provided by Maersk for managing these offshore campaigns are paid in cash.

On March 3, 2021, the Participation Agreement with Maersk was amended whereby all costs incurred on or after February 5, 2021 pertaining to the use of the marine vessel would be paid in cash rather than through issuance of common shares. By this amendment, Maersk irrevocably waived certain pro rata participation rights that it may have had under the Participation Agreement in connection with the Business Combination and acknowledged that all amounts owing to Maersk for services rendered through February 5, 2021 in the aggregate amount of $4.6 million had been satisfied by the issuance of 4.2 million common shares.

During the year ended December 31, 2021, the Company incurred costs to Maersk for offshore campaigns of $33.9 million (2020: $25.6 million). These costs were settled with the issuance of 4.2 million TMC common shares to Maersk at $6.05 per common share (2020: 4.7 million TMC common shares at $3.11 per common share), with the balance of $21.3 million (2020: $4.4 million) settled or to be settled in cash. As at December 31, 2021, TMC had outstanding payables to Maersk of $11.3 million (2020: $1.8 million) included in accounts payable and accrued liabilities. Subsequent to December 31, 2021, $3.5 million of the $11.3 million was settled in cash.

The agreement with Maersk ended in January 2022, following the completion of the NORI Area D baseline campaigns.

As at December 31, 2021, Maersk owned 20.8 million TMC common shares (2020: 16.6 million TMC common shares) which constituted 9.2% (2020: 8.8%) of the total common shares outstanding of the Company.

Strategic Alliance with Allseas Pilot Mining Test Project

On March 29, 2019, the Company and Allseas entered into a Strategic Alliance Agreement (“SAA”) with the objective to develop and operate commercial nodule collection systems in the Company’s contract areas. The SAA included the intent to develop and deploy a Pilot Mining Test System (“PMTS”), the successful completion of which would support the Company’s application for an exploitation contract with the ISA. Allseas committed to a fixed price development contract and would own all intellectual property used and generated in the development of the PMTS. Upon successful completion of the pilot trial of the PMTS in NORI Area D, the Company and Allseas agreed to enter into a nodule collection and shipping agreement whereby Allseas would provide commercial services for the collection of the first 200 million metric tonnes of polymetallic nodules on a cost plus 50% profit basis. Under the terms of the SAA, Allseas subscribed for and ultimately received 7.7 million common shares for a total of $20.0 million paid in cash to the Company.

On July 8, 2019, as contemplated by the SAA, the Company and Allseas entered into the Pilot Mining Test Agreement (“PMTA”) which governs the terms, design specifications, procedures, and timetable under which Allseas agreed to complete a pilot trial of the PMTS in NORI Area D. Under the PMTA, in exchange for Allseas’ development efforts, upon successful delivery of the pilot trial of the PMTS in NORI Area D by Allseas, the Company agreed to pay Allseas: (a) $30.0 million in cash and (b) issue 11.6 million common shares.

Contract Amendments

On February 20, 2020, the PMTA was amended to recognize the acquisition by Allseas of the Hidden Gem, a former drillship to be converted into a surface production vessel that would first be used as part of the PMTS, and later as part of the commercial production system. The Company paid an additional: (a) $10.0 million in cash and (b) $10.0 million by issuing 3.2 million common shares valued at $3.11 per share.

On March 4, 2021 and June 30, 2021, the Company and Allseas further amended the PMTA whereby, instead of issuing 11.6 million common shares upon successful delivery of the pilot trial of the PMTS in NORI Area D, the Company issued the Allseas Warrants (Note 14).

The amendment on March 4, 2021 stipulated that if the market price of the Company’s common shares on June 1, 2022 is higher than $12.95 per common share, the aggregate value of the common shares underlying the Allseas Warrants above $150 million as at June 1, 2022 will automatically become a commercial credit from Allseas to the Company equal to the excess value. This commercial credit will be effective on the vesting date of the Allseas Warrants and the Company will be able to exchange this excess value for any future goods and services from Allseas under the nodule collection and shipping contract for one year after commercial production. There can be no assurance that such future goods and services from Allseas will occur.

The 2021 contract amendments also restructured the original $30.0 million lump sum cash payment upon successful delivery of the PMTS to:

●	$10 million within 10 business days of the closing of the Business Combination and Allseas providing confirmation of placing an order for certain equipment and demonstrating certain progress on construction of the PMTS;
●	$10 million on the later of (i) January 1, 2022, and (ii) confirmation of successful completion of the North Sea drive test; and
●	$10 million upon successful completion of the pilot trial of the PMTS in NORI Area D.

On October 5, 2021, the first $10 million payment was paid to Allseas for successfully reaching the first progress milestone, with the completion of the Business Combination and by confirming the order of certain equipment and demonstrating certain progress on construction of the PMTS.

The Company accounts for the first two milestone payments in accordance with ASC 730, Research and Development, as these payments represented progress payments. Accordingly, the Company expenses the payments according to when the services are performed. The research and development related services commenced in July 2019 and are expected to be performed through January 2023. Therefore, the Company records the expense on a straight-line basis over the life of the contract which resulted in total expenses of $14.3 million recorded as exploration and evaluation expenses for the year ended December 31, 2021. The Company will record the expense and liability for the third milestone payment upon successful completion of the pilot trial of the PMTS in the NORI Area D. The Company has not recorded a liability for the third payment as at December 31, 2021.

As at December 31, 2021, Allseas owned 16.2 million TMC common shares (2020: 14.2 million TMC common shares) which constituted 7.2% (2020: 7.5%) of total common shares outstanding. The Allseas total share ownership includes 3.2 million shares issued in a private placement in June 2020.

Reconciliation – Exploration Contracts

A reconciliation of the Company’s exploration contracts is as follows:

		Marawa
	NORI	Option	TOML
	Contract	Agreement	Contract	Total
December 31, 2019	$250	$199	$—	$449
TOML Acquisition (Note 7)	—	—	42,701	42,701
December 31, 2020	$250	$199	$42,701	$43,150
December 31, 2021	$250	$199	$42,701	$43,150

Exploration and Evaluation Expenses

The detail of exploration and evaluation expenses is as follows:

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2021	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$2,769	$606	$672	$4,047
Offshore campaigns	—	38,956	33	43	39,032
Share-based compensation (Note 16)	—	17,116	4,401	5,453	26,970
Amortization	—	448	—	4	452
External consulting	12	6,403	200	199	6,814
Travel, workshop and other	—	1,064	123	254	1,441
PMTS	—	11,400	1,425	1,425	14,250
	$12	$78,156	$6,788	$8,050	$93,006

		NORI	Marawa	TOML
		Exploration	Option	Exploration
For the year ended December 31, 2020	General	Contract	Agreement	Contract	Total
Exploration labor	$—	$1,558	$722	$501	$2,781
Offshore campaigns	—	23,119	2,619	2,255	27,993
Share-based compensation (Note 16)	—	449	276	108	833
Amortization	—	556	—	6	562
External consulting	40	2,829	650	649	4,168
Travel, workshop and other	—	664	191	22	877
PMTS	—	9,333	1,167	1,167	11,667
	$40	$38,508	$5,625	$4,708	$48,881